Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (10K) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2020	Jun. 27, 2020	Sep. 28, 2019	Jun. 29, 2019	Jun. 27, 2020	Jun. 29, 2019	Sep. 26, 2020	Sep. 28, 2019	Dec. 28, 2019	Dec. 29, 2018
Income Taxes [Line Items]
Income benefit provision at Federal Statutory Rate									$ (1,004)
International tax rate differentials									(13)
Other True-Ups									(325)
State Taxes									(1,741)
Change in valuation allowance									2,399
Total tax (benefit) expense	$ (118)		$ 28				$ (247)	$ (296)	$ (335)	$ 22
Income benefit provision at Federal Statutory Rate									21.00%
International tax rate differentials									0.28%
Other True-Ups									6.81%
State Taxes									36.41%
Change in valuation allowance									(50.18%)
Tax provision		4.28%		2.60%	1.81%	(11.16%)			7.04%
Federal [Member]
Income Taxes [Line Items]
Permanent differences									$ 349
Permanent differences									(7.29%)